FAIR VALUE MEASUREMENTS - 3(a)(10)Settlement Agreement (Details)		3 Months Ended		6 Months Ended		12 Months Ended
	Jan. 28, 2025 USD ($) $ / shares item	Jun. 30, 2026 USD ($) Y $ / shares item	Jun. 30, 2025 USD ($)	Jun. 30, 2026 USD ($) Y $ / shares item	Jun. 30, 2025 USD ($)	Dec. 31, 2025 USD ($) Y $ / shares item	Dec. 31, 2024 USD ($)
FAIR VALUE MEASUREMENTS
3(a)(10) Settlement Agreement, at fair value | $	$ 11,624,000	$ 3,668,000		$ 3,668,000		$ 3,634,000
Conversion Price (in dollars per share)						$ 1
Base case scenario
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)						$ 11.15
Percentage of market price used to determine conversion price						85.00%
3(a)(10) Settlement Agreement
FAIR VALUE MEASUREMENTS
Overdue liabilities agreed to be settled in shares | $	$ 8,908,077
Change in fair value | $		19,000	$ 1,336,000	34,000	$ 730,000	$ 722,000	$ 0
3(a)(10) Settlement Agreement, at fair value | $		$ 3,668,000		$ 3,668,000		$ 3,634,000
Number of trials | item	50,000	50,000		50,000		50,000
Conversion Price (in dollars per share)	$ 34.88
3(a)(10) Settlement Agreement | Stock price as of valuation date
FAIR VALUE MEASUREMENTS
Measurement input	34.88	8.64		8.64		13.12
3(a)(10) Settlement Agreement | Equity volatility
FAIR VALUE MEASUREMENTS
Measurement input	88	0.87		0.87		0.80
3(a)(10) Settlement Agreement | Risk-free rate
FAIR VALUE MEASUREMENTS
Measurement input	4.2	0.04		0.04		0.036
3(a)(10) Settlement Agreement | Expected term
FAIR VALUE MEASUREMENTS
Measurement input | Y		0.46		0.46		0.63
3(a)(10) Settlement Agreement | Drift term
FAIR VALUE MEASUREMENTS
Measurement input	4.1	0.039		0.039		0.035
3(a)(10) Settlement Agreement | Base case scenario
FAIR VALUE MEASUREMENTS
Base case scenario probability (in percent)	95.00%	95.00%		95.00%		95.00%
Conversion Price (in dollars per share)		$ 34.88		$ 34.88		$ 34.88
Percentage of market price used to determine conversion price	85.00%			85.00%		85.00%
3(a)(10) Settlement Agreement | Base case scenario | Stock price as of valuation date
FAIR VALUE MEASUREMENTS
Measurement input	34.88
3(a)(10) Settlement Agreement | Default scenario
FAIR VALUE MEASUREMENTS
Conversion Price (in dollars per share)		$ 34.88		$ 34.88		$ 34.88
Percentage of market price used to determine conversion price				75.00%		75.00%
Default scenario probability (in percent)	5.00%	5.00%		5.00%		5.00%
3(a)(10) Settlement Agreement | Default scenario | Stock price as of valuation date
FAIR VALUE MEASUREMENTS
Percentage of market price used to determine conversion price	75.00%
Measurement input	34.88